DRIVEWEALTH ETF TRUST

Supplement dated May 10, 2024 to the

DriveWealth NYSE 100 Index ETF,

formerly DriveWealth ICE 100 Index ETF (the “Fund”),

Statement of Additional Information dated April 24, 2023,

as supplemented October 19, 2023

Index Name

All references to DriveWealth NYSE 100 Index are deleted and replaced with NYSE DriveWealth 100 Index.

The following replaces the fourth sentence in the second paragraph on the Cover Page of the Fund’s Statement of Additional Information (“SAI”):

The Fund’s audited financial statements for the fiscal year ended March 31, 2024 are included in the Fund’s annual report to shareholders and are incorporated herein by reference.

The following replaces the Financial Statements section beginning on page 45 of the Fund’s SAI:

FINANCIAL STATEMENTS

The Fund’s audited financial statements for the year ended March 31, 2024, appearing in the annual report to shareholders and the reports thereon of KPMG LLP, independent registered public accounting firm during the fiscal year ended March 31, 2024, are hereby incorporated herein by reference.

Shareholders should retain this Supplement for future reference.